Average Annual Total Returns{- Fidelity Europe Fund} - 10.31 Fidelity Europe Fund - AMCIZ PRO-14 - Fidelity Europe Fund	Fidelity Advisor Europe Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Europe Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Europe Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Europe Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Europe Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Europe Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Europe Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Europe Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Europe Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Europe Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Europe Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Europe Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Europe Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Europe Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Europe Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Europe Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Europe Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Europe Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Europe Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Europe Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Europe Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Europe Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Europe Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Europe Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Europe Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Europe Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Europe Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Europe Fund: Class Z Return Before Taxes Inception Date	MS002 Past 1 year	MS002 Past 5 years	MS002 Since Inception
Total	11.13%	6.64%	4.05%	[1]	Mar. 18, 2014	11.00%	5.60%	3.21%	[1]	Mar. 18, 2014	6.87%	5.03%	3.04%	[1]	Mar. 18, 2014	13.41%	6.81%	4.09%	[1]	Mar. 18, 2014	15.95%	7.06%	4.13%	[1]	Mar. 18, 2014	18.29%	8.28%	5.32%	[1]	Mar. 18, 2014	18.41%		10.90%	[1]	Oct. 02, 2018	5.63%	7.06%	3.65%	[1]

[1]	(a)From March 18, 2014 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.